Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Trade		$ 61,585	$ 45,868
Due from affiliates, net		18,027	15,591
Other		(7)	346
Less: allowance for doubtful accounts		(984)	(875)
Accounts receivable, net	$ 69,249	$ 78,621	$ 60,930